UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2013

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2013


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA VALUE FUND
OCTOBER 31, 2013

                                                                      (Form N-Q)

48455-1213                                   (C)2013, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA VALUE FUND
October 31, 2013 (unaudited)

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            COMMON STOCKS (97.1%)

            CONSUMER DISCRETIONARY (10.2%)
            ------------------------------
            APPAREL RETAIL (1.2%)
   104,700  L Brands, Inc.                                              $  6,555
    90,000  Men's Wearhouse, Inc.                                          3,807
                                                                        --------
                                                                          10,362
                                                                        --------
            APPAREL, ACCESSORIES & LUXURY GOODS (0.8%)
   112,100  Hanesbrands, Inc.                                              7,636
                                                                        --------
            AUTO PARTS & EQUIPMENT (2.4%)
   248,700  American Axle & Manufacturing Holdings, Inc.*                  4,628
   299,370  Delphi Automotive plc                                         17,124
                                                                        --------
                                                                          21,752
                                                                        --------
            AUTOMOTIVE RETAIL (0.4%)
    89,750  Murphy USA, Inc.                                               3,642
                                                                        --------
            CASINOS & GAMING (0.7%)
   322,800  International Game Technology                                  6,069
                                                                        --------
            COMPUTER & ELECTRONICS RETAIL (0.2%)
    45,500  Rent-A-Center, Inc.                                            1,558
                                                                        --------
            GENERAL MERCHANDISE STORES (1.1%)
   159,010  Target Corp.                                                  10,302
                                                                        --------
            HOTELS, RESORTS & CRUISE LINES (2.0%)
   328,539  Carnival Corp.                                                11,384
   164,300  Royal Caribbean Cruises Ltd.                                   6,907
                                                                        --------
                                                                          18,291
                                                                        --------
            HOUSEHOLD APPLIANCES (0.5%)
    33,700  Whirlpool Corp.                                                4,921
                                                                        --------
            HOUSEWARES & SPECIALTIES (0.1%)
    16,200  Newell Rubbermaid, Inc.                                          480
                                                                        --------
            LEISURE PRODUCTS (0.5%)
   102,200  Brunswick Corp.                                                4,612
                                                                        --------
            PUBLISHING (0.3%)
    52,900  John Wiley & Sons, Inc. "A"                                    2,661
                                                                        --------
            Total Consumer Discretionary                                  92,286
                                                                        --------

            CONSUMER STAPLES (4.8%)
            -----------------------
            DRUG RETAIL (1.0%)
   145,624  Walgreen Co.                                                   8,627
                                                                        --------
            TOBACCO (3.8%)
   228,177  Altria Group, Inc.                                             8,495
   102,300  Lorillard, Inc.                                                5,218
   179,220  Philip Morris International, Inc.                             15,972

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1  | USAA Value Fund

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
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
    96,200  Reynolds American, Inc.                                     $  4,942
                                                                        --------
                                                                          34,627
                                                                        --------
            Total Consumer Staples                                        43,254
                                                                        --------

            ENERGY (9.1%)
            -------------
            INTEGRATED OIL & GAS (3.6%)
   355,713  BP plc ADR                                                    16,541
   169,508  Occidental Petroleum Corp.                                    16,286
                                                                        --------
                                                                          32,827
                                                                        --------
            OIL & GAS DRILLING (1.0%)
    62,300  Helmerich & Payne, Inc.                                        4,831
    93,800  SeaDrill Ltd.                                                  4,373
                                                                        --------
                                                                           9,204
                                                                        --------
            OIL & GAS EXPLORATION & PRODUCTION (3.9%)
    71,000  Berry Petroleum Co. "A"                                        3,390
   200,787  ConocoPhillips                                                14,718
   307,283  Marathon Oil Corp.                                            10,835
   105,300  Murphy Oil Corp.                                               6,352
                                                                        --------
                                                                          35,295
                                                                        --------
            OIL & GAS REFINING & MARKETING (0.6%)
    79,962  Phillips 66                                                    5,152
                                                                        --------
            Total Energy                                                  82,478
                                                                        --------

            FINANCIALS (24.0%)
            ------------------
            ASSET MANAGEMENT & CUSTODY BANKS (2.2%)
    53,800  Ameriprise Financial, Inc.                                     5,409
   229,500  Janus Capital Group, Inc.                                      2,265
   173,026  State Street Corp.                                            12,124
                                                                        --------
                                                                          19,798
                                                                        --------
            CONSUMER FINANCE (7.1%)
   210,314  American Express Co.                                          17,204
   326,598  Capital One Financial Corp.                                   22,427
   126,000  Discover Financial Services                                    6,537
   722,331  SLM Corp.                                                     18,326
                                                                        --------
                                                                          64,494
                                                                        --------
            DIVERSIFIED BANKS (2.0%)
   415,304  Wells Fargo & Co.                                             17,729
                                                                        --------
            INSURANCE BROKERS (0.7%)
   135,200  Willis Group Holdings Ltd. plc                                 6,093
                                                                        --------
            MULTI-LINE INSURANCE (0.4%)
   266,600  Genworth Financial, Inc. "A"*                                  3,874
                                                                        --------
            OTHER DIVERSIFIED FINANCIAL SERVICES (4.5%)
   811,982  Bank of America Corp.                                         11,335
   260,872  Citigroup, Inc.                                               12,726
   325,008  JPMorgan Chase & Co.                                          16,751
                                                                        --------
                                                                          40,812
                                                                        --------
            PROPERTY & CASUALTY INSURANCE (1.1%)
    25,865  ProAssurance Corp.                                             1,172
   282,988  XL Group plc                                                   8,651
                                                                        --------
                                                                           9,823
                                                                        --------
            REGIONAL BANKS (4.7%)
   114,600  CIT Group, Inc.*                                               5,519
    67,800  City National Corp.                                            4,889
   387,500  Fifth Third Bancorp                                            7,374

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                                                   Portfolio of Investments |  2

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
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
   433,000  First Niagara Financial Group, Inc.                         $  4,776
    77,100  Hanmi Financial Corp.                                          1,348
   192,238  PNC Financial Services Group, Inc.                            14,135
    70,900  Prosperity Bancshares, Inc.                                    4,428
                                                                        --------
                                                                          42,469
                                                                        --------
            THRIFTS & MORTGAGE FINANCE (1.3%)
   414,300  New York Community Bancorp, Inc.                               6,716
   337,000  People's United Financial, Inc.                                4,863
                                                                        --------
                                                                          11,579
                                                                        --------
            Total Financials                                             216,671
                                                                        --------

            HEALTH CARE (17.2%)
            -------------------
            HEALTH CARE DISTRIBUTORS (1.9%)
   290,730  Cardinal Health, Inc.                                         17,054
                                                                        --------
            HEALTH CARE EQUIPMENT (2.9%)
   311,276  Medtronic, Inc.                                               17,867
   141,800  St. Jude Medical, Inc.                                         8,138
                                                                        --------
                                                                          26,005
                                                                        --------
            HEALTH CARE FACILITIES (0.6%)
   151,300  HealthSouth Corp.                                              5,312
                                                                        --------
            HEALTH CARE SERVICES (0.9%)
   146,200  Omnicare, Inc.                                                 8,063
                                                                        --------
            LIFE SCIENCES TOOLS & SERVICES (0.3%)
    36,700  Covance, Inc.*                                                 3,276
                                                                        --------
            MANAGED HEALTH CARE (3.5%)
    89,200  Cigna Corp.                                                    6,867
   176,460  UnitedHealth Group, Inc.                                      12,045
   146,510  WellPoint, Inc.                                               12,424
                                                                        --------
                                                                          31,336
                                                                        --------
            PHARMACEUTICALS (7.1%)
   161,799  Johnson & Johnson                                             14,984
   290,578  Merck & Co., Inc.                                             13,102
   591,133  Pfizer, Inc.                                                  18,136
   227,019  Sanofi ADR                                                    12,141
   168,038  Teva Pharmaceutical Industries Ltd. ADR                        6,233
                                                                        --------
                                                                          64,596
                                                                        --------
            Total Health Care                                            155,642
                                                                        --------

            INDUSTRIALS (16.6%)
            -------------------
            AEROSPACE & DEFENSE (4.6%)
   102,364  General Dynamics Corp.                                         8,868
   162,427  Honeywell International, Inc.                                 14,087
    24,900  L-3 Communications Holdings, Inc.                              2,501
   191,632  Raytheon Co.                                                  15,785
                                                                        --------
                                                                          41,241
                                                                        --------
            AIR FREIGHT & LOGISTICS (0.4%)
    81,400  Forward Air Corp.                                              3,295
                                                                        --------
            BUILDING PRODUCTS (1.0%)
   118,225  Gibraltar Industries, Inc.*                                    1,893
    75,000  Simpson Manufacturing Co., Inc.                                2,659
    61,600  Trex Co., Inc.*                                                4,325
                                                                        --------
                                                                           8,877
                                                                        --------
            CONSTRUCTION & ENGINEERING (1.0%)
   114,900  Aegion Corp.*                                                  2,355

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3  | USAA Value Fund

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
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
   127,403  Comfort Systems USA, Inc.                                   $  2,374
   132,700  KBR, Inc.                                                      4,583
                                                                        --------
                                                                           9,312
                                                                        --------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.7%)
    66,400  Joy Global, Inc.                                               3,768
   127,800  Oshkosh Corp.*                                                 6,082
   156,700  Terex Corp.*                                                   5,477
                                                                        --------
                                                                          15,327
                                                                        --------
            DIVERSIFIED SUPPORT SERVICES (0.5%)
   122,400  Mobile Mini, Inc.*                                             4,421
                                                                        --------
            ELECTRICAL COMPONENTS & EQUIPMENT (2.5%)
    94,400  Eaton Corp. plc                                                6,661
   184,448  Emerson Electric Co.                                          12,352
    47,000  Regal-Beloit Corp.                                             3,447
                                                                        --------
                                                                          22,460
                                                                        --------
            HUMAN RESOURCE & EMPLOYMENT SERVICES (0.2%)
    97,700  Korn/Ferry International*                                      2,325
                                                                        --------
            INDUSTRIAL MACHINERY (4.4%)
   158,267  Illinois Tool Works, Inc.                                     12,470
    98,800  Pentair Ltd.                                                   6,629
    76,600  SPX Corp.                                                      6,948
   164,414  Stanley Black & Decker, Inc.                                  13,004
    33,200  Xylem, Inc.                                                    1,145
                                                                        --------
                                                                          40,196
                                                                        --------
            OFFICE SERVICES & SUPPLIES (0.3%)
    91,900  Herman Miller, Inc.                                            2,788
                                                                        --------
            Total Industrials                                            150,242
                                                                        --------

            INFORMATION TECHNOLOGY (8.5%)
            -----------------------------
            APPLICATION SOFTWARE (0.3%)
   126,200  Mentor Graphics Corp.                                          2,786
                                                                        --------
            DATA PROCESSING & OUTSOURCED SERVICES (0.5%)
   160,700  Total System Services, Inc.                                    4,794
                                                                        --------
            ELECTRONIC COMPONENTS (0.7%)
    39,900  Littelfuse, Inc.                                               3,393
   252,200  Vishay Intertechnology, Inc.*                                  3,094
                                                                        --------
                                                                           6,487
                                                                        --------
            ELECTRONIC EQUIPMENT & INSTRUMENTS (0.2%)
    44,900  FARO Technologies, Inc.*                                       2,133
                                                                        --------
            ELECTRONIC MANUFACTURING SERVICES (0.9%)
   123,400  Mercury Computer Systems, Inc.*                                1,137
    65,200  Park Electrochemical Corp.                                     1,829
   125,100  Plexus Corp.*                                                  4,789
                                                                        --------
                                                                           7,755
                                                                        --------
            SEMICONDUCTOR EQUIPMENT (0.4%)
   243,600  Brooks Automation, Inc.                                        2,348
   172,200  Photronics, Inc.*                                              1,447
                                                                        --------
                                                                           3,795
                                                                        --------
            SEMICONDUCTORS (3.0%)
   133,800  Diodes, Inc.*                                                  3,241
   248,400  Fairchild Semiconductor International, Inc.*                   3,147
   203,261  Intel Corp.                                                    4,966
   114,700  Microchip Technology, Inc.                                     4,927

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                                                   Portfolio of Investments |  4

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
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
   249,640   Texas Instruments, Inc.                                    $ 10,505
                                                                        --------
                                                                          26,786
                                                                        --------
             SYSTEMS SOFTWARE (2.5%)
   228,700   CA, Inc.                                                      7,264
   429,517   Microsoft Corp.                                              15,183
                                                                        --------
                                                                          22,447
                                                                        --------
             Total Information Technology                                 76,983
                                                                        --------
             MATERIALS (2.4%)
             ----------------
             DIVERSIFIED CHEMICALS (1.1%)
    82,765   E.I. du Pont de Nemours & Co.                                 5,065
    80,700   Scotts Miracle-Gro Co. "A"                                    4,739
                                                                        --------
                                                                           9,804
                                                                        --------
             SPECIALTY CHEMICALS (1.3%)
   187,700   PolyOne Corp.                                                 5,687
   103,100   Rockwood Holdings, Inc.                                       6,521
                                                                        --------
                                                                          12,208
                                                                        --------
             Total Materials                                              22,012
                                                                        --------
             TELECOMMUNICATION SERVICES (2.4%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (2.4%)
   326,941   AT&T, Inc.                                                   11,835
   197,773   Verizon Communications, Inc.                                  9,990
                                                                        --------
                                                                          21,825
                                                                        --------
             Total Telecommunication Services                             21,825
                                                                        --------
             UTILITIES (1.9%)
             ----------------
             ELECTRIC UTILITIES (1.2%)
    81,583   Entergy Corp.                                                 5,280
    56,400   Pinnacle West Capital Corp.                                   3,160
    98,000   Xcel Energy, Inc.                                             2,828
                                                                        --------
                                                                          11,268
                                                                        --------
             GAS UTILITIES (0.3%)
    44,600   ONEOK, Inc.                                                   2,520
                                                                        --------
             MULTI-UTILITIES (0.4%)
   132,400   CenterPoint Energy, Inc.                                      3,257
                                                                        --------
             Total Utilities                                              17,045
                                                                        --------
             Total Common Stocks (cost: $581,895)                        878,438
                                                                        --------
             MONEY MARKET INSTRUMENTS (2.4%)

             MONEY MARKET FUNDS (2.4%)
21,710,048   State Street Institutional Liquid Reserve Fund, 0.07% (a)    21,710
                                                                        --------
             Total Money Market Instruments (cost: $21,710)               21,710
                                                                        --------

             TOTAL INVESTMENTS (COST: $603,605)                         $900,148
                                                                        ========

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5  | USAA Value Fund

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
($ IN 000s)                            VALUATION HIERARCHY
                                       -------------------

                              (LEVEL 1)      (LEVEL 2)      (LEVEL 3)
                            QUOTED PRICES      OTHER       SIGNIFICANT
                              IN ACTIVE     SIGNIFICANT   UNOBSERVABLE
                               MARKETS      OBSERVABLE       INPUTS
                            FOR IDENTICAL     INPUTS
ASSETS                          ASSETS                                         TOTAL
------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks             $     878,438   $        --   $         --   $   878,438
Money Market Instruments:
  Money Market Funds               21,710            --             --        21,710
------------------------------------------------------------------------------------
Total                       $     900,148   $        --   $         --   $   900,148
------------------------------------------------------------------------------------

For the period of August 1, 2013, through October 31, 2013, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  Portfolio of Investments |  6

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2013 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this quarterly report pertains only to the USAA Value Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of three classes of shares: Value Fund Shares (Fund Shares), Value Fund Institutional Shares (Institutional Shares), and Value Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds) and not to the general public. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

================================================================================

7  | USAA Value Fund

================================================================================

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

================================================================================

                                          Notes to Portfolio of Investments |  8

================================================================================

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. As of October 31, 2013, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2013, were $297,917,000 and $1,374,000, respectively, resulting in net unrealized appreciation of $296,543,000.

D. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $904,243,000 at October 31, 2013, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 9.2% of net assets at October 31, 2013.

================================================================================

9  | USAA Value Fund

================================================================================

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at October 31, 2013.
*    Non-income-producing security.

================================================================================

                                         Notes to Portfolio of Investments |  10


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.














SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended October 31, 2013

By:      /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     12/27/2013
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     12/27/2013
         ------------------------------


By:      /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     12/27/2013
         ------------------------------